Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Pro Forma Financial Information

The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s consolidated future statements of income and balance sheets that would have been reported had these acquisitions been completed as of the beginning of the period presented and should not be taken as indicative of the Company’s consolidated future statements of income or balance sheets.   Pro forma adjustments are tax-effected at the applicable statutory tax rates.

	Year ended December 31,
	2016	2015
Net sales	$3,698	$3,911
Net income	106	107

The following table outlines unaudited pro forma financial information for the year ended December 31, 2015:

Year ended December 31, 2015
Amortization of purchased intangibles	$21
Restructuring, impairment and other charges	31

Pro Forma Adjustments Affecting Net Income

Additionally, the pro forma adjustments affecting net income for the year ended December 31, 2015 were as follows:

Year ended December 31, 2015
Depreciation and amortization of purchased assets, pre-tax	$(3)
Acquisition-related expenses, pre-tax	19
Restructuring, impairment and other charges, pre-tax	26
Inventory fair value adjustments, pre-tax	11
Other pro forma adjustments, pre-tax	1
Income taxes	(13)

Courier Corporation
Business Acquisition [Line Items]
Schedule of Final Purchase Price Allocation for Acquisitions

Based on the valuation, the final purchase price allocation for the Courier acquisition was as follows:

Accounts receivable	$33
Inventories	59
Prepaid expenses and other current assets	38
Property, plant and equipment	158
Other intangible assets	104
Other noncurrent assets	8
Goodwill	51
Accounts payable and accrued liabilities	(19)
Other noncurrent liabilities	(6)
Deferred taxes-net	(84)
Total purchase price-net of cash acquired	342
Less: debt assumed	77
Less: value of common stock issued by RRD	154
Net cash paid	$111

Fair Values, Valuation Techniques and Related Unobservable Inputs of Level Three

The fair values of other intangible assets, technology (included in other noncurrent assets) and goodwill associated with the acquisition of Courier were determined to be Level 3 under the fair value hierarchy.  The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range
Customer relationships	$94	Excess earnings	Discount rate Attrition rate	14.0% - 17.0% 0.0% - 5.0%
Trade names	10	Relief-from-royalty method	Discount rate Royalty rate (pre-tax)	12.0% 0.3% - 1.0%
Technology	2	Relief-from-royalty method	Discount rate	11.0%
			Royalty rate (pre-tax)	15.0%

Esselte Corporation
Business Acquisition [Line Items]
Schedule of Final Purchase Price Allocation for Acquisitions

Based on the valuation, the final purchase price allocation for the Esselte acquisition was as follows:

Accounts receivable	$54
Inventories	24
Prepaid expenses and other current assets	2
Property, plant and equipment	40
Other intangible assets	25
Accounts payable and accrued liabilities	(45)
Other noncurrent liabilities	(16)
Deferred taxes-net	20
Total purchase price-net of cash acquired	104
Less: value of common stock issued by RRD	18
Less: Gain on bargain purchase	10
Net cash paid	$76

Fair Values, Valuation Techniques and Related Unobservable Inputs of Level Three

The fair values of other intangible assets associated with the acquisition of Esselte were determined to be Level 3 under the fair value hierarchy. The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range
Customer relationships	$16	Excess earnings	Discount rate Attrition rate	21.0% 5.0%

Trade names	9	Relief-from-royalty method	Discount rate Royalty rate (pre-tax)	19.0% 1.5%